Weighted Average Common Shares (Tables)	12 Months Ended
Sep. 30, 2014
Weighted Average Common Shares [Abstract]
Schedule Of Basic And Diluted Earnings Per Common Share Reconciliation

	2012	2013	2014
Basic shares outstanding	730.6	717.7	700.2
Dilutive shares	4.0	5.2	3.9
Diluted shares outstanding	734.6	722.9	704.1